Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS
10.           DERIVATIVE INSTRUMENTS

The Company evaluates and accounts for derivatives conversion options embedded in its convertible and freestanding instruments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities, or ASC 815.

The Company issued warrants to UTA Capital per the terms of a note payable in 2010, which were outstanding through August 2012, at which point the Company and the lender settled the debt and the warrants.

The terms of the warrants, among others, provided that the number of shares issuable upon exercise of the warrants amounted to 16% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents were fully vested and exercisable or not, and the exercise price, which was initially at $75.00 per common share underlying the warrants, was reset at the lowest effective price per share in the Company’s subsequent financings.   The Company reset the exercise price of the warrants in the third amendment to the loan agreement in December 2011. This amendment was accounted for as a loan modification.  The adjustment of the warrant was valued under the Black-Scholes Option Valuation Method at $4,611 and recorded as a debt discount and derivative liability.

The Company issued warrants to the lender under its term loan agreement in 2012. The Company also issued warrants in connection with the issuance of its Series E Preferred Stock in 2012.  The warrants were outstanding at December 31, 2012.

The terms of the warrants issued pursuant to the MidMarket Loan Agreement 2012 originally entitled the lender to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of the common stock of the Company on the date on which such warrants first became exercisable, which was December 6, 2012.  The warrants were amended on November 13, 2012 in connection with the execution of the first amendment to the MidMarket Loan Agreement.  At that time, the number of shares issuable upon exercise of the warrants was increased from the right to purchase 10% of the fully-diluted shares of the Company to the right to purchase 11.5% of the fully-diluted shares of the Company.  Pursuant to the second amendment to the MidMarket Loan Agreement dated March 22, 2013, the aggregate number of shares of common stock issuable upon exercise of such warrants was set at 187,386 shares.  The warrants have an exercise price of $5.00 per share, subject to adjustment as set forth in the warrants, and will expire on September 17, 2014, but are subject to extension until certain financial performance targets are met.  The warrants also have anti-dilution rights in connection with the exercise price.  The fair value of the anti-dilution rights is immaterial.  If the Company issues stock, warrants or options at a price below the $5.00 per share exercise price of the warrants, the exercise price of the warrants resets to the lower price. Upon the second amendment to the MidMarket Loan Agreement, the anti-dilution rights were cancelled.  The warrants meet the criteria to be classified as liabilities in accordance with ASC 480 because there is a put feature in the warrants that requires the Company to repurchase the warrants under certain circumstances. The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption "change in fair value of derivative instruments."

On September 17, 2012, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $193,944.  The amount was recorded as a debt discount and is being amortized over the life of the related term loan.  The amount of the derivative liability was computed by using the Black Scholes Option Valuation Method to determine the value of the warrants issued.  The Company used the following assumptions to determine the fair value of the warrants at the original measurement date of September 17, 2012 and at December 31, 2012. Historically and through the first quarter, the Company derived the fair value of their common stock using the OPM back solve method. During the second quarter, the Company began using the traded price to determine fair value. The underlying security price (fair value of shares of common stock) was $0.0072 and $0.0068 at September 17, 2012 and December 31, 2012, respectively. The Company used the traded price of its common stock of $8.60 on June 30, 2013. The exercise price at each date was $5.00 based on the terms set forth in the warrant.  The historical volatility was estimated at 109%, 112% and 109%, respectively, based on historically volatility of other public comparisons. The selected term was 2 years, 1.7 years and 1.2 years, respectively, which correlates to the time to expiration.  The risk free rate was estimated at 0.23%, and 0.25% and 0.25%, respectively, based on the 2-year treasury rate which was closest to the selected term at each date.  At June 30, 2013 and December 31, 2012, the number of shares of common stock issuable upon exercise of the warrants was 187,386 and 1,501,882, respectively.

The fair value of the MidMarket derivative at each measurement date was calculated using the Black-Scholes option pricing model with the following factors, assumptions and methodology:

	June 30,	Year Ended December 31,
	2013	2012	2011
(unaudited)

Fair value of Company’s common stock	$0.83-36.00	$2.75-40.00	$2.75-40.00
Volatility (closing prices of 3-4 comparable public companies, including the Company’s historical volatility)	80-112%	56.78-112%	56.78-112%
Exercise price	$5.00	$0.95-10.00	$0.95-10.00
Estimated life	1.25 to 1.83 years	1.75 years	1.5-4 years
Risk free interest rate (based on 1-year treasury rate)	0.0266 - 0.12%	0.0266-0.12%	0.06-0.12%

The terms of the warrants issued to the holders of Series E Preferred Stock provide that, among other things, the number of shares of common stock issuable upon exercise of such warrants amounts to 4.87% of the Company’s fully-diluted outstanding common shares and common share equivalents, whether the common share equivalents are fully vested and exercisable or not, and that the exercise price of such warrants is $500 per share of common stock, subject to adjustment.

The warrants provide for variability involving the effective amount of common share equivalents issued in future equity offerings of equity-linked financial instruments.  Additionally, the warrants do not contain an exercise contingency.  Accordingly, the settlement of the warrants would not equal the difference between the fair value of a fixed number of shares of the Company’s common stock and a fixed stock price.  Accordingly, they are not indexed to the Company’s stock price.  The Company accounts for such variability associated with its warrants as derivative liabilities.

The warrants issued to the holders of Series E Preferred Stock do not meet the criteria to be classified as equity in accordance with ASC 815-40-15-7D and should be classified as derivative liabilities at fair value and should be marked to market since they are not considered indexed to the issuer’s stock. At December 31, 2012, the value of the derivative liability for the warrants was minimal and therefore no amount was recorded by the Company.

In determining the fair value of the warrants, the Company used the imputed value of common stock using the Option Pricing method of 0.0068 on December 31, 2012 and the traded price of the Company's common stock of $8.60 on June 30, 2013.

The Company issued warrants to its lender, ICG,  in April 2013. See "Term Loan Maturing in October 2013" in Note 9. On April 26, 2013, the date on which the warrants were issued, the Company recorded a derivative liability in the amount of $140,000.  The amount was recorded as a debt discount and is being amortized over the life of the related loan.  The amount of the derivative liability was computed by using the binomial method to determine the value of the warrants issued.  The binomial method evaluated possible scenarios for the price of the Company’s common stock and other factors which would impact the anti-dilution provisions of the warrants. At June 30, 2013 and April 26, 2013, the number of shares of common stock issuable upon exercise of the warrants was 37,177.  On June 30, 2013, the Company used the binomial method to determine the fair value of the warrants on that date and determined the fair value was $100,000.  The Company recorded the change in the fair value of the derivative liability as a gain on change in fair value of derivative liability in the six months ended June 30, 2013 of $40,000.

The following table shows the calculation of the derivative liability of the ICG warrants using the binomial method with the following factors and methodologies:

June 30,
2013
Fair value of Company's common stock	$8.60
Volatility	80%
Exercise price	$11.60
Estimated life	1.83 years
Risk free interest rate (based on 2 year treasury rate)	0.40%

A summary of the transactions related to the derivative liability for the six months ended June 30, 2013 and the years ended December 31, 2012 and 2011 is as follows:

Derivative liability at January 1, 2010	$459,897
Decrease in fair value of derivative liability,
recognized as other income	(421,340)
Derivative liability at December 31, 2011	$38,557
Fair value of derivative
at issuance, recognized as debt discount	$193,944
Decrease in fair value of derivative liability,
recognized as other income	(198,908)
Derivative liability at December 31, 2012	$33,593
Increase in fair value of derivative liability,
recognized as other income	894,865
Fair value of derivative at issuance, recognized as debt discount	140,000
Derivative liability at June 30, 2013 (unaudited)	$1,068,458